RELATED PARTY TRANSACTIONS (Details 4) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 65,227	$ 65,926	$ 45,475
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 65,227	$ 65,926	$ 45,475